Document and Entity Information	Dec. 09, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2020
Entity Registrant Name	THE PROCTER & GAMBLE COMPANY
Entity Incorporation, State or Country Code	OH
Entity File Number	001-00434
Entity Tax Identification Number	31-0411980
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000080424
New York Stock Exchange [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, without Par Value
Trading Symbol	PG
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 4.125% EUR notes due December 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.125% EUR notes due December 2020
Trading Symbol	PG20A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 2.000% Notes due 2021 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.000% Notes due 2021
Trading Symbol	PG21
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 2.000% Notes due 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.000% Notes due 2022
Trading Symbol	PG22B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.500% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	PG24A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.625% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PG24B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.375% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	PG25
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 4.875% EUR notes due May 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.875% EUR notes due May 2027
Trading Symbol	PG27A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.200% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.250% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.800% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 6.250% GBP notes due January 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.250% GBP notes due January 2030
Trading Symbol	PG30
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 5.250% GBP notes due January 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.250% GBP notes due January 2033
Trading Symbol	PG33
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.875% Notes due 2038 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
Security Exchange Name	NYSE
The New York Stock Exchange [Member] | 1.125% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.125% Notes due 2023
Trading Symbol	PG23A
Security Exchange Name	NYSE